Statement of Changes in Net Assets Available for Benefits - EBP 006 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 129,720
Interest and dividend income	10,882
Investment income, Total	140,602
Interest on notes receivable from participants	2,091
Contributions:
Employees	58,702
Martin Marietta Materials, Inc.	23,055
Rollovers	11,417
Total contributions	93,174
Deductions from net assets attributed to:
Benefits paid to participants	105,393
Administrative expenses	689
Total deductions	106,082
Net change	129,785
Transfer from other plan due to merger	35,187
Net assets available for benefits:
Beginning of year	903,468
End of year	$ 1,068,440